Financial instruments (Details 17) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	R$ 7,906,358	R$ 6,082,219
Financial assets without risk assessment	8,890	5,882
Financial assets	7,915,248	6,088,101
AAA
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	4,294,100	3,569,392
AA+
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	1,175,098	27,094
AA
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	79,136	8,047
AA-
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	1,076	209,389
A+
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	1,103,647	1,465,107
A
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	165,899	349,823
A-
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	169,580	0
BBB+
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	917,541	453,367
BB+
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	252	0
BB-
Disclosure of detailed information about financial instruments [line items]
Financial assets with risk assessment	29	0
Other financial assets with no risk assessment
Disclosure of detailed information about financial instruments [line items]
Financial assets without risk assessment	R$ 8,890	R$ 5,882